INTANGIBLE ASSETS - Goodwill activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill activity
Goodwill, Beginning Balance	$ 13,858,551	$ 442,000
Additions	6,002,000	13,416,000
Goodwill, Ending Balance	19,860,168	13,858,551
Asset Management Solutions
Goodwill activity
Goodwill, Beginning Balance	13,416,000	0
Additions	0	13,416,000
Goodwill, Ending Balance	13,416,000	13,416,000
Tech Ops
Goodwill activity
Goodwill, Beginning Balance	442,000	442,000
Additions	6,002,000	0
Goodwill, Ending Balance	$ 6,444,000	$ 442,000